Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summary of Ordinary Shares Issued and Outstanding

As of December 31, 2022 and 2021, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	December 31,
	2022	2021
Ordinary shares	39,316,360	38,987,122
Class A non-voting ordinary shares	1,616,367	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	40,932,728	40,603,490